Assumptions to Estimate Fair Value for Stock Options at Grant Date (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Service and market based awards
Schedule of Weighted Average Assumptions for Fair Values of Stock Options[Line Items]
Risk-free interest rate	1.81%	1.94%
Risk-free interest rate, minimum			3.36%
Risk-free interest rate, maximum			3.56%
Expected volatility	60.00%	57.00%	61.00%
Weighted average expected volatility	60.00%	57.00%	61.00%
Expected dividend yield	3.17%	1.26%
Time Vested Stock Options
Schedule of Weighted Average Assumptions for Fair Values of Stock Options[Line Items]
Risk-free interest rate, minimum	0.47%	0.60%	1.00%
Risk-free interest rate, maximum	0.78%	1.77%	2.08%
Expected volatility, minimum	65.00%	68.00%	66.00%
Expected volatility, maximum	70.00%	71.00%	68.00%
Weighted average expected volatility	67.00%	70.00%	67.00%
Minimum | Service and market based awards
Schedule of Weighted Average Assumptions for Fair Values of Stock Options[Line Items]
Expected life (in years)	1 year 6 months	1 year 11 months 19 days	1 year 2 months 12 days
Expected dividend yield			0.91%
Minimum | Time Vested Stock Options
Schedule of Weighted Average Assumptions for Fair Values of Stock Options[Line Items]
Expected life (in years)	4 years	4 years	3 years 6 months
Expected dividend yield	1.33%	0.91%	0.91%
Maximum | Service and market based awards
Schedule of Weighted Average Assumptions for Fair Values of Stock Options[Line Items]
Expected life (in years)	5 years 8 months 27 days	4 years 6 months 15 days	5 years 10 months 24 days
Expected dividend yield			1.63%
Maximum | Time Vested Stock Options
Schedule of Weighted Average Assumptions for Fair Values of Stock Options[Line Items]
Expected life (in years)	6 years 3 months	6 years 3 months	6 years 3 months
Expected dividend yield	3.11%		1.10%